Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity-Based Awards
Cognex’s equity award program is intended to reward a meaningful portion of our eligible employees, which includes our named executive officers, for their efforts in building shareholder value and improving corporate performance over the long term. The Compensation Committee believes that granting stock options, restricted stock units (RSUs) and performance restricted stock units (PRSUs) is instrumental to our ability to recruit, retain and motivate our high caliber employees.
The Compensation Committee approves the equity awards granted to our named executive officers on an individual basis. Each of our named executive officers participated in our annual equity award program, which was completed in the first quarter of 2025. Mr. Moschner received two additional equity awards in 2025 in connection with his promotion to President and Chief Operating Officer on February 20, 2025, and subsequent appointment to Chief Executive Officer on June 27, 2025. Grant amounts are determined based on, among other factors, Competitive Analysis, levels of responsibility and the desire to retain our most valuable employees. Vesting schedules and expiration dates relating to equity-based awards for our executives were consistent with the majority of grants made to our other employees.
Share Dilution
Each year, Cognex determines the equity-based awards to be granted to current employees by considering, among other factors, the impact of the
awards on shareholder dilution. We have always been, and will continue to be, sensitive to shareholders’ concerns about the dilutive impact of new equity-based grants. In 2025, our equity-based awards consisted of only about 1.6% of our average outstanding shares. We have also reduced share dilution by repurchasing Cognex stock on the open market. As a result, the number of outstanding shares has decreased by about 3.9% from 2022 to 2025. On February 11, 2026, the Board authorized the repurchase of an additional $500,000,000 of Cognex’s common stock in compliance with applicable securities laws. We intend to continue to actively manage our use of shares to offset dilution over the long term.
Equity Grant Practices
Annual grants of equity awards to our named executive officers are approved by the Compensation Committee at a pre-scheduled
meeting in the first quarter of the fiscal year, and
new-hire,
promotional or special recognition equity grants are generally made on a quarterly basis. Our general policy is to grant equity-based awards on certain fixed dates. If any such date falls within a designated quiet period, then the grants will instead be made on the first Monday following the completion of the quiet period. If Nasdaq is closed on the appropriate Monday as described above, then the grants will instead be made on the next day that Nasdaq is open for trading. The Compensation Committee retains the discretion to grant equity-based awards at such other times as it may otherwise deem appropriate. The exercise price for all stock options granted equals the closing price of our common stock on Nasdaq on the date of grant.
During fiscal 2025, no executive officer received a grant of stock options during the period beginning four business days before, and ending one business day after, the filing of a periodic report on Form
10-Q
or
Form 10-K,
or the filing or furnishing of a current report on Form
8-K
that discloses material nonpublic information.

Award Timing Method
Annual grants of equity awards to our named executive officers are approved by the Compensation Committee at a pre-scheduled
meeting in the first quarter of the fiscal year, and
new-hire,
promotional or special recognition equity grants are generally made on a quarterly basis. Our general policy is to grant equity-based awards on certain fixed dates. If any such date falls within a designated quiet period, then the grants will instead be made on the first Monday following the completion of the quiet period. If Nasdaq is closed on the appropriate Monday as described above, then the grants will instead be made on the next day that Nasdaq is open for trading. The Compensation Committee retains the discretion to grant equity-based awards at such other times as it may otherwise deem appropriate. The exercise price for all stock options granted equals the closing price of our common stock on Nasdaq on the date of grant.

Award Timing Predetermined	true
Award Timing MNPI Considered	false